Pension Plans and Similar Obligations - Plan Asset Allocation (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Pension Plans and Similar Obligations
Total	€ 1,292	€ 1,223
Level 1
Pension Plans and Similar Obligations
Total	387	350
Equity investments	116	105
Corporate Bonds	142	122
Insurance policies	5	5
Not Quoted in an Active Market
Pension Plans and Similar Obligations
Total	905	873
Equity investments	0	0
Corporate Bonds	0	0
Insurance policies	€ 905	€ 873